STATEMENTS OF FINANCIAL CONDITION (Parenthetical) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
STATEMENTS OF FINANCIAL CONDITION
Restricted cash	$ 64,470,217	$ 87,747,552
Units outstanding	421,581,510	588,474,702
Capital units authorized	unlimited	unlimited